SHORT-TERM BANK BORROWING	12 Months Ended
Dec. 31, 2014
SHORT-TERM BANK BORROWING

13. SHORT-TERM BANK BORROWING

The short-term bank borrowing outstanding as of December 31, 2013 represents a RMB denominated loan of RMB14,000 obtained from a financial institution in the PRC for working capital purposes. The short-term bank borrowing has a term of three months at a fixed interest rate of 5.60% per annum and is pledged by a letter of credit of RMB15,725 from a subsidiary of the Company. The short-term bank borrowing was fully repaid by the Company on January 7, 2014.